Related Party Transactions - Summary of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 212	$ 32	¥ 74,368
Yusheng Han
Related Party Transaction [Line Items]
Amounts due from related parties			56,330
Shaokun Chuai
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 18,038
EaSuMed Holding Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 212	$ 32